Post-Employment Benefits - Summary of Longevities Underlying Values of Defined Benefit Obligation (Detail) - Canada plan [member]	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Longevity at age 65 for current retired members [member] | Male [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	23 years 4 months 24 days	23 years 4 months 24 days
Longevity at age 65 for current retired members [member] | Female [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	24 years 6 months	24 years 6 months
Longevity at age 65 for current members aged 45 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	24 years 4 months 24 days	24 years 3 months 18 days
Longevity at age 65 for current members aged 45 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	25 years 4 months 24 days	25 years 4 months 24 days